Derivative Liabilities (Tables)	9 Months Ended
Sep. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Value of Derivative Liabilities

In determining the fair value of the derivative liabilities, the Company used the black-scholes option pricing model at September 30, 2018:

September 30, 2018
Common stock issuable upon exercise of warrants	1,129,121
Market value of common stock on measurement date	$2.92
Exercise price	$3.10
Risk free interest rate (1)	2.59 – 2.88%
Expected life in years	1.3 – 3.3 years
Expected volatility (2)	67 – 68%
Expected dividend yields (3)	0%

(1)	The risk-free interest rate was determined by management using the applicable Treasury Bill as of the measurement date.
(2)	The expected volatility rate was determined by calculating the volatility of the Company’s peers’ common stock.
(3)	The Company does not expect to pay a dividend in the foreseeable future.

Schedule of Change in Derivative Liabilities

The following table shows the change in the Company’s derivative liabilities rollforward for the nine months ended September 30, 2018:

Amount
Balance, December 31, 2017	$1,857,252
Initial valuation of derivative liabilities upon issuance of warrants	149,321
Cancellation of warrants	(1,253,140)
Change in fair value of derivative liabilities	334,990

Balance, September 30, 2018	$1,088,423